Derivative Financial Instruments - Summary of Information Regarding the Contract Amount in Estimated Fair Value of All of the Group's Forward Exchange Contacts (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Derivative Financial Instruments [line items]
Contract amount	€ 19,036	€ 44,984
Unrealised gains (losses)	111	859
Financial liabilities at fair value, class [member]
Disclosure Of Derivative Financial Instruments [line items]
Contract amount	14,496	6,510
Unrealised gains (losses)	(36)	(66)
Financial assets at fair value, class [member]
Disclosure Of Derivative Financial Instruments [line items]
Contract amount	4,540	38,474
Unrealised gains (losses)	€ 147	€ 925